Document and Entity Information	0 Months Ended
Feb. 24, 2015
Risk/Return:
Document Type	497
Document Period End Date	Feb. 24, 2015
Registrant Name	LAZARD FUNDS INC
Central Index Key	0000874964
Amendment Flag	false
Document Creation Date	Feb. 24, 2015
Document Effective Date	Mar. 31, 2015
Prospectus Date	Dec. 31, 2014